Note 8 - Notes Payable - Schedule of notes payable (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Debt Disclosure [Abstract]
Christos Grigoriou			$ 64,167
Sariona Investments Ltd.		91,902
Various third parties	911,186	748,922	748,922
Total	$ 911,186	$ 840,824	$ 813,089